Average Annual Total Returns - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund	Apr. 29, 2024
Strategic Advisers International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.22%
Past 5 years	9.04%
Past 10 years	4.71%
Strategic Advisers International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.62%
Past 5 years	8.00%
Past 10 years	3.82%
Strategic Advisers International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.34%
Past 5 years	7.10%
Past 10 years	3.67%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%